Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2018		Dec. 31, 2017		Jan. 1, 2017
				(Restated)		(Restated)
Recurring measurements	FV	CV	FV	CV	FV	CV
Financial assets at amortized cost
Cash and cash equivalents [1]	$515,497	$515,497	$356,499	$356,499	$146,864	$146,864
Restricted cash[1]	3,738	3,738	206	206	17,148	17,148
Fair value through profit or loss
Trade and other receivables[1,2]	126,311	126,311	159,626	159,626	128,983	128,983
Non-hedge derivative assets[3]	6,628	6,628	2,841	2,841	3,397	3,397
Prepayment option - embedded derivatives[7]	3,664	3,664	3,980	3,980	4,430	4,430
Investments at FVTPL[4]	15,159	15,159	22,255	22,255	13,700	13,700
Total financial assets	670,997	670,997	545,407	545,407	314,522	314,522
Financial liabilities at amortized cost
Trade and other payables[1,2]	164,628	164,628	192,448	192,448	163,027	163,027
Finance leases	74,235	74,235	84,573	84,573	12,932	12,932
Other financial liabilities[5]	17,425	21,361	19,625	22,568	17,231	22,998
Senior unsecured notes[6]	988,294	992,970	1,082,740	991,883	1,040,178	991,004
Equipment finance facility[8]	—	—	—	—	50,267	50,267
Senior secured revolving credit facilities[8]	—	—	—	—	202,075	202,075
Unamortized transaction costs[8]	(8,276)	(8,276)	(8,328)	(8,328)	(6,752)	(6,752)
Fair value through profit or loss
Embedded derivatives[3]	7,201	7,201	1,533	1,533	86	86
Warrant liabilities[3]	—	—	6,961	6,961	7,588	7,588
Option liabilities[3]	—	—	732	732	570	570
Non-hedge derivative liabilities[3]	2,634	2,634	16,140	16,140	10,682	10,682
Total financial liabilities	1,246,141	1,254,753	1,396,424	1,308,510	1,497,884	1,454,477
Net financial liability	$(575,144)	$(583,756)	$(851,017)	$(763,103)	$(1,183,362)	$(1,139,955)

1

Cash and cash equivalents, restricted cash, trade and other receivables and trade and other payables are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.

2	Excludes tax and other statutory amounts.

3	Derivatives and embedded provisional pricing derivatives are carried at their fair value, which is determined based on internal valuation models that reflect observable forward market commodity prices, currency exchange rates, and discount factors based on market US dollar interest rates adjusted for credit risk. For the warrant and option liabilities, fair value is determined based on quoted market closing price or the Black-Scholes model.

4

All investments are carried at their fair value, which is determined using quoted market bid prices in active markets for listed shares and determined using valuation models for shares of private companies.

5

These financial liabilities relate to agreements with communities near the Constancia project in Peru (note 15). Fair values have been determined using a discounted cash flow analysis based on expected cash flows and a credit adjusted discount rate.

6	Fair value of the senior unsecured notes (note 17) has been determined using the quoted market price at the year end.

7

Fair value of the prepayment option embedded derivative related to the long-term debt (note 17) has been determined using a binomial tree/lattice approach based on the Hull-White single factor interest rate term structure model.

8	The carrying value of the facilities approximates the fair value as the facilities are based on floating interest rates.

Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]

December 31, 2018	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$—	$6,628	$—	$6,628
Investments at FVTPL	15,159	—	—	15,159
Prepayment option embedded derivative	—	3,664	—	3,664
	$15,159	$10,292	$—	$25,451
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$—	$7,201	$—	$7,201
Non-hedge derivatives	—	2,634	—	2,634
	$—	$9,835	$—	$9,835

December 31, 2017 (Restated)	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Financial assets at FVTPL:
Non-hedge derivatives	$—	$2,841	$—	$2,841
Investments at FVTPL	21,973	282	—	22,255
Prepayment option embedded derivative	—	3,980	—	3,980
	$21,973	$7,103	$—	$29,076
Financial liabilities measured at fair value
Financial liabilities at FVTPL:
Embedded derivatives	$—	$1,533	$—	$1,533
Non-hedge derivatives	—	16,140	—	16,140
Option liability	—	732	—	732
Warrant liabilities	6,961	—	—	6,961
	$6,961	$18,405	$—	$25,366

January 1, 2017 (Restated)		Level 1		Level 2		Level 3		Total
	Financial assets measured at fair value
	Financial assets at FVTPL:
	Non-hedge derivatives		$—		$3,397		$—		$3,397
	Investments at FVTPL		12,018		192		1,490		13,700
	Prepayment option embedded derivative		—		4,430		—		4,430
			$12,018		$8,019		$1,490		$21,527
	Financial liabilities measured at fair value
	Financial assets at FVTPL:
	Embedded derivatives		$—		$86		$—		$86
	Non-hedge derivatives		—		10,682		—		10,682
	Option liability		—		570		—		570
	Warrant liability		7,588		—		—		7,588
			$7,588		$11,338		$—		$18,926

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2018			Dec. 31, 2017
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash and cash equivalent	$11,498	$29,740	$13,934	$9,518	$20,597	$3,692
Trade and other receivables	711	42,056	1,272	530	77,824	1,114
Other financial assets	15,159	—	—	22,255	—	—
Trade and other payables	(5,341)	(3,133)	(19,513)	(6,115)	(9,687)	(17,917)
Other financial liabilities	—	—	(21,361)	(6,961)	—	(22,568)
	$22,027	$68,663	$(25,668)	$19,227	$88,734	$(35,679)

Disclosure of foreign currency risk [Table Text Block]
		Would have changed		Would have changed
December 31, 2018	Change of:	2018 after-tax profit by:		2018 after-tax OCI by:
USD/CAD exchange rate[1]	+ 10%	$5.0	million	$—	million
USD/CAD exchange rate[1]	- 10%	(6.0)	million	—	million
USD/PEN exchange rate[2]	+ 10%	1.5	million	—	million
USD/PEN exchange rate[2]	- 10%	(1.8)	million	—	million
		Would have changed		Would have changed
December 31, 2017 (Restated)	Change of:	2017 after-tax profit by:		2017 after-tax OCI by:
USD/CAD exchange rate[1]	+ 10%	$3.6	million	$—	million
USD/CAD exchange rate[1]	- 10%	(4.4)	million	—	million
USD/PEN exchange rate[2]	+ 10%	2.1	million	—	million
USD/PEN exchange rate[2]	- 10%	(2.6)	million	—	million

Disclosure of commodity price risk [Table Text Block]
			Would have changed
			2018 after-tax profit
December 31, 2018	Change of:		by:
Copper prices ($/lb)[3]	+	$0.30	$(3.1)	million
Copper prices ($/lb)[3]	—	$0.30	3.1	million
Zinc prices ($/lb)[4]	+	$0.10	0.5	million
Zinc prices ($/lb)[4]	—	$0.10	(0.5)	million
			Would have changed
December 31, 2017	Change of:		2017 after-tax profit by:
Copper prices ($/lb)[3]	+	$0.30	$(2.3)	million
Copper prices ($/lb)[3]	—	$0.30	2.3	million
Zinc prices ($/lb)[4]	+	$0.10	0.9	million
Zinc prices ($/lb)[4]	—	$0.10	(0.9)	million

Disclosure of share price risk explanatory [Table Text Block]
			Would have changed 2018		Would have changed
December 31, 2018	Change of:		after-tax profit by:		2018 after-tax OCI by:
Share prices	+	25%	$3.8	million	$—	million
Share prices	-	25%	(3.8)	million	—	million
December 31, 2017			Would have changed 2017		Would have changed
(Restated)	Change of:		after-tax profit by:		2017 after-tax OCI by:
Share prices	+	25%	$5.0	million	$—	million
Share prices	-	25%	(5.0)	million	—	million

Disclosure of interest rate risk [Table Text Block]
	Change	Would have changed		Would have changed
December 31, 2018	of:	2018 after-tax profit by:		2018 after-tax OCI by:

Interest rates	+ 2.00%	$(3.3)	million	$—	million
Interest rates	- 2.00%	3.2	million	—	million
December 31, 2017	Change	Would have changed		Would have changed
	of:	2017 after-tax profit by:		2017 after-tax OCI by:
Interest rates	+ 2.00%	$0.4	million	$—	million
Interest rates	- 2.00%	(2.8)	million	—	million

Disclosure of liquidity risk [Table Text Block]

	Carrying	Contractual	12 months	13 - 36	37 - 60	More than
	amount	cash flows	or less	months	months	60 months
Assets used to manage liquidity risk
Cash and cash equivalents	$515,497	$515,497	$515,497	—	—	—

Trade and other receivables	126,311	136,913	112,258	11,440	13,215

Non-hedge derivative assets	6,628	6,628	6,628	—	—	—
	$648,436	$659,038	$634,383	$11,440	$13,215	$—
Non-derivative financial liabilities
Trade and other payables,
including embedded
derivatives	$(164,628)	(164,628)	(164,628)	—	—	—
Other financial
liabilities	(21,361)	(31,854)	(3,719)	(4,757)	(3,068)	(20,310)
Long-term debt, including
embedded derivatives	(981,030)	(1,439,821)	(79,263)	(156,933)	(535,000)	(668,625)
Finance lease liabilities	(74,235)	(78,174)	(18,448)	(40,615)	(19,111)	—
	$(1,241,254)	$(1,714,477)	$(266,058)	$(202,305)	$(557,179)	$(688,935)
Derivative financial liabilities
Non hedge derivative
contracts	(2,634)	(2,634)	(2,634)	—	—	—
	(2,634)	(2,634)	(2,634)	—	—	—

	Carrying	Contractual	12 months or	13 - 36	37 - 60	More than 60
Dec. 31, 2017	amount	cash flows	less	months	months	months
Assets used to manage liquidity risk
Cash and cash equivalents	$356,499	$356,499	$356,499	$—	$—	$—
Trade and other receivables	159,626	147,196	124,134	12,403	10,659	—
Non-hedge derivative assets	2,841	2,841	2,841	—	—	—
	$518,966	$506,536	$483,474	$12,403	$10,659	$—
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(192,821)	$(192,821)	$(192,821)	$—	$—	$—
Other financial liabilities	(22,568)	(37,216)	(3,824)	(4,791)	(4,780)	(23,821)
Long-term debt, including embedded derivatives	(979,575)	(1,520,416)	(79,715)	(159,430)	(152,396)	(1,128,875)
Finance lease liabilities	(84,573)	(89,750)	(20,186)	(40,253)	(29,311)	—
	$(1,279,537)	$(1,840,203)	$(296,546)	$(204,474)	$(186,487)	$(1,152,696)
Derivative financial liabilities
Warrant liabilities	$(6,961)	$(6,961)	$(6,961)	$—	$—	$—
Gold option	(732)	(732)	(732)	—	—	—
Non-hedge derivative contracts	(16,140)	(16,140)	(15,263)	(877)	—	—
	$(23,833)	$(23,833)	$(22,956)	$(877)	$—	$—